Revenue (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Revenue from Contract with Customer [Abstract]
Revenue by Geographic Region
Revenue by geographic regions consisted of the following:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Americas	$63,318	$80,058
Europe	1,324	1,324
Asia Pacific	1,685	1,742

Total revenue	$66,327	$83,124

Revenue by geographic regions consisted of the following:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019
Americas	$20,403	$295,923	$293,751	$197,245
Europe	463	6,226	6,271	3,594
Asia Pacific	499	6,498	5,080	368
Total revenue	$21,365	$308,647	$305,102	$201,207